Income Taxes (Details Textual) - USD ($)		12 Months Ended
	Aug. 07, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties Expense		$ 40,000
Payments Of First Installment To Internal Revenue Service	$ 10,000